Legal Matters and Contingencies	3 Months Ended
Nov. 30, 2017
Notes
Legal Matters and Contingencies	NOTE 11 - Contingencies, Litigation There were no loss contingencies or legal proceedings against the Company with respect to matters arising in the ordinary course of business.